QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Income Statement (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 1,369,406			$ 2,115,260	$ 864,594	$ 397,734	$ 1,591,348	$ 1,262,328	$ 3,527,588	$ 8,716,023	$ 969,195
Legal investigations costs	388,652			2,656,763	2,564,737	2,742,708	11,057,789	5,307,445	7,964,208	10,004,519	472,789
Franchise tax expense	50,000			50,000	50,000	50,000	182,500	100,000	150,000	200,000	200,000
Loss from operation costs	(11,808,058)			4,822,023	(3,479,331)	3,190,442	(12,831,637)	(6,669,773)	11,491,796	(18,920,542)	(1,958,378)
Other income and expenses:
Interest earned on investments held in Trust Account	3,618,804			1,326,957	395,996	29,531	6,805,462	425,527	1,752,484	4,257,469	7,098
Loss before income taxes	(8,189,254)			(3,495,066)	(3,083,355)	(3,160,911)	(6,026,175)	(6,244,246)	9,739.312	(14,663,073)	(1,951,280)
Income tax expense	(904,513)			(323,645)	(33,614)	0	(1,787,806)	(33,614)	(357,259)	979,475	0
Net loss	$ (9,093,767)	$ 1,279,786	$ (5,545,977)	$ (2,618,711)	$ (3,116,949)	$ (3,160,911)	$ (7,813,981)	$ (6,277,860)	$ (10,096,571)	$ (15,642,548)	$ (1,951,280)
Class A Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	30,021,576			30,027,234	30,027,234	30,027,234	30,021,576	30,027,234	30,027,234	30,026,769	9,404,134
Weighted average shares outstanding, diluted	30,021,576			30,027,234	30,027,234	30,027,234	30,021,576	30,027,234	30,027,234	30,026,769	9,404,134
Net income per common stock, basic	$ (0.24)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)
Net income per common stock, diluted	$ (0.24)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)
Class B Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	7,187,500			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Net income per common stock, basic	$ (0.24)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)
Net income per common stock, diluted	$ (0.24)			$ (0.1)	$ (0.08)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.27)	$ (0.42)	$ (0.12)